Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Consolidated Statements of Cash Flows

21. CONSOLIDATED STATEMENTS OF CASH FLOWS

The changes in non-cash balances related to operations consist of the following:

Year ended December 31 (millions of Canadian dollars)	2013	2012
Accounts receivable	(78)	(30)
Due from related parties	(43)	2
Materials and supplies	—	2
Other assets	(5)	(4)
Accounts payable	(60)	(5)
Accrued liabilities	150	10
Due to related parties	(31)	(85)
Accrued interest	5	10
Long-term accounts payable and other liabilities	(11)	13
Post-retirement and post-employment benefit liability	84	56

	11	(31)

Capital Expenditures

The following table illustrates the reconciliation between investments in property, plant and equipment and the amount presented in the Consolidated Statements of Cash Flows after factoring in the net change in related accruals:

Year ended December 31 (millions of Canadian dollars)	2013	2012
Capital investments in property, plant and equipment	(1,312)	(1,363)
Net change in accruals included in capital investments in property, plant and equipment	(21)	(10)

Capital expenditures – property, plant and equipment	(1,333)	(1,373)

The following table illustrates the reconciliation between investments in intangible assets and the amount presented in the Consolidated Statements of Cash Flows after factoring in the net change in related accruals:

Year ended December 31 (millions of Canadian dollars)	2013	2012
Capital investments in intangible assets	(82)	(91)
Net change in accruals included in capital investments in intangible assets	3	1

Capital expenditures – intangible assets	(79)	(90)

Supplementary Information

Year ended December 31 (millions of Canadian dollars)	2013	2012
Net interest paid	395	411
PILs	138	197